Commitments and Contingencies - Additional Information (Detail) - USD ($)						12 Months Ended
	Dec. 31, 2024	Jun. 21, 2024	Sep. 05, 2023	Apr. 10, 2023	Jan. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Nov. 28, 2023
Share based payment						$ 533,750	$ 533,750
Underwriting Agreement [Member]
Payments for underwriting expense					$ 3,795,000
Deferred fee ,Per shares					$ 0.35
Deferred compensation liability, classified, noncurrent					$ 6,641,250
Underwriting discount per share					$ 0.2
Founder Transaction Bonus Agreement [Member] | Founder and Chief Executive Officer [Member]
Deferred compensation arrangement with individual, description	eligible to receive a transaction bonus in cash equal to the lesser of (i) 20% of each dollar of Parent closing cash in excess of $1,000,000, and (ii) $1,000,000 at the time of the closing of the business combination
Capital Markets Advisory Agreement [Member]
Advisory fee paid in cash		$ 100,000
Advisory paid in share for post business combination		75,000
Consulting Agreements
Unrecognized stock based compensation expense						819,950	819,950
Advisory agreement
Unrecognized stock based compensation expense						$ 607,500	$ 0
Financial Services Agreement [Member]
Intra-entity agreement, description						The Sponsor entered into a financial services agreement (the “Financial Services Agreement”) with a service provider (the “Broker-Dealer”) for a period of twelve (12) months commencing October 13, 2022, to provide broker-dealer services.
Number of shares issued	125,000					125,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Initial Public Offering purchase Limit					2,475,000
Number of days granted to underwriters to subscribe shares pursuant to overallotment option					45 days
Common Class A [Member] | Sponsor [Member]
Interse share transfer to be made								426,000
Common Class B [Member] | Sponsor [Member]
Sale of stock, number of shares issued in transaction			100,000	75,000
Sale of stock, price per share			$ 0.006	$ 0.006
Aggregate of sale of stock number of shares issued in transaction			175,000